Newbuildings (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Newbuildings
Newbuildings

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Opening balance	—	172.6
Additions	—	30.5
Capitalized interest and loan related costs	—	7.3
Re-classified as held for sale	—	(210.4)
Closing balance	—	—